Accrued Expenses And Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Accrued Expenses And Other Current Liabilities [Abstract]
Accrued Expenses And Other Current Liabilities

Note 4 – Accrued Expenses and Other Current Liabilities

The accrued expenses and other current liabilities consisted of the following as of:

	September 30, 2011 (unaudited)	December 31, 2010
Accrued expenses Accrued search costs	$671,078 429,283	$748,515 697,510
Accrued affiliate expenses	1,909	11,949
Accrued payroll and bonus liabilities	71,392	13,927
Capital leases – current portion	69,625	127,724

Total	$1,243,287	$1,599,625

Note 8 – Accrued Expenses and Other Current Liabilities

The accrued expenses and other current liabilities consist of the following at December 31, 2010 and 2009:

	$1,599,625	$1,599,625
	2010	2009
Accrued expenses	$748,515	$965,059
Accrued search costs	697,510	—
Accrued affiliate expenses	11,949	202,153
Accrued judgment	—	310,450
Accrued payroll liabilities	13,927	89,335
Capital lease – current portion	127,724	176,937

Total	$1,599,625	$1,743,934